Polaris Global Value Fund
Polaris Global Value Fund

Effective January 1, 2014, Polaris Capital Management, LLC (the "Adviser"), investment adviser to the Polaris Global Value Fund (the "Fund"), has contractually agreed to waive its fee and/or reimburse Fund expenses to limit Total Annual Fund Operating Expenses (excluding all taxes, interest, portfolio transaction expenses, dividend and interest expense on short sales, acquired fund fees and expenses, proxy expenses and extraordinary expenses) to 0.99% through April 30, 2015. The following changes to the Prospectus will take affect on January 1, 2014:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Polaris Global Value Fund
Management Fees		1.00%
Distribution and/or Service (12b-1) Fees		none
Other Expenses	[1]	0.33%
Total Annual Fund Operating Expenses	[1]	1.33%
Fee Waiver and/or Expense Reimbursement	[2]	(0.34%)
Net Annual Fund Operating Expenses		0.99%
[1]	Annual Fund Operating Expenses have been restated to reflect current fees.
[2]	Polaris Capital Management, LLC (the "Adviser") has contractually agreed to waive its fee and/or reimburse Fund expenses to limit Total Annual Fund Operating Expenses (excluding all taxes, interest, portfolio transaction expenses, dividend and interest expense on short sales, acquired fund fees and expenses, proxy expenses and extraordinary expenses) to 0.99% for the period January 1, 2014 through April 30, 2015 ("Expense Cap"). The Expense Cap may only be raised or eliminated with the consent of the Board of Trustees. Net Annual Fund Operating Expenses will increase if exclusions from the Expense Cap apply.

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Polaris Global Value Fund	101	388	696	1,572